1
The Gabelli Global Mini Mites Fund
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 56 .8%
Aerospace and Defense — 2 .8%
200 Astronics Corp. † ...................................... $ 13,346
3,200 Astronics Corp. , Cl. B † ............................. 213,584
7,500 Avio SpA .................................................. 286,940
1,000 CPI Aerostructures Inc. † ........................... 3,920
3,500 Innovative Solutions and Support Inc. † ..... 71,855
8,000 Redwire Corp. † ........................................ 68,000
657,645
Agriculture — 0 .6%
300 Alico Inc. .................................................. 12,378
10,000 Limoneira Co. ........................................... 134,200
11,000 S&W Seed Co. † ....................................... 1,210
147,788
Automotive: Parts and Accessories — 4 .2%
12,300 Garrett Motion Inc. ................................... 223,491
16,500 Monro Inc. ............................................... 264,660
3,200 Motorcar Parts of America Inc. † ............... 35,392
8,500 Standard Motor Products Inc. ................... 295,290
2,000 Strattec Security Corp. † ............................ 156,680
975,513
Broadcasting — 2 .5%
2,500 Beasley Broadcast Group Inc. , Cl. A † ........ 8,350
90,000 Corus Entertainment Inc. , Cl. B † ............... 1,941
9,000 Cumulus Media Inc. , Cl. A † ....................... 51
65,000 Entravision Communications Corp. , Cl. A .. 193,050
1,000 Mediaco Holding Inc. , Cl. A † ..................... 659
75,000 The E.W. Scripps Co. , Cl. A † ..................... 279,000
18,300 Townsquare Media Inc. , Cl. A .................... 99,369
582,420
Building and Construction — 1 .6%
59,026 Armstrong Flooring Inc. † .......................... 6
16,000 Gencor Industries Inc. † ............................ 240,000
1,925 Neinor Homes SA ..................................... 36,757
20,000 Tecogen Inc. † ........................................... 51,200
200 The Monarch Cement Co. ......................... 51,000
378,963
Business Services — 0 .5%
400 Boston Omaha Corp. , Cl. A † ..................... 4,672
5,400 Du-Art Film Laboratories Inc., Non-
Voting † (a) ............................................ 6,512
600 Du-Art Film Laboratories Inc., Voting † (a) .. 724
4,000 Ework Group AB ....................................... 28,690
2,500 Magnera Corp. † ....................................... 23,775
1,000 MIND Technology Inc. † ............................ 8,350
13,000 TransAct Technologies Inc. † ..................... 42,770
80,002 Trans-Lux Corp. † ...................................... 8,800
124,293
Computer Software and Services — 0 .5%
17,000 Alithya Group Inc. , Cl. A † .......................... 16,806
Shares
Market
Value
900 Asetek A/S † ............................................. $ 235
700 Bittium Oyj ............................................... 29,532
300 Daktronics Inc. † ....................................... 5,865
2,000 NextNav Inc. † ........................................... 32,040
60,000 Pacific Online Ltd. .................................... 2,411
110,000 Xtract One Technologies Inc. † ................... 36,374
123,263
Consumer Products — 3 .8%
13,500 American Outdoor Brands Inc. † ................ 126,090
2,000 Aspen Group Inc. † ................................... 555
3,800 Byrna Technologies Inc. † .......................... 34,884
71,500 Clarus Corp. ............................................. 194,480
500 CompX International Inc. .......................... 11,680
700,000 Goodbaby International Holdings Ltd. ....... 86,594
12,500 Lifetime Brands Inc. ................................. 71,750
5,000 Marine Products Corp. .............................. 36,350
2,500 Movado Group Inc. ................................... 61,050
6,400 Nobility Homes Inc. .................................. 192,032
200 Oil-Dri Corp. of America ............................ 13,018
4,000 PetMed Express Inc. † ............................... 9,120
71,000 Playmates Holdings Ltd. ........................... 4,799
1,500 Sturm Ruger & Co. Inc. ............................ 60,135
902,537
Consumer Services — 0 .8%
1,900 Contextlogic Holdings Inc. † ...................... 15,200
270,000 Tribal Group plc ........................................ 178,686
193,886
Diversified Industrial — 9 .0%
9,000 Ascent Industries Co. † .............................. 119,790
2,800 Burnham Holdings Inc. , Cl. A .................... 72,800
2,000 CECO Environmental Corp. † ..................... 119,160
24,000 Commercial Vehicle Group Inc. † ............... 81,840
1,000 Graham Corp. † ......................................... 78,920
2,500 INNOVATE Corp. † ..................................... 14,200
21,000 Myers Industries Inc. ................................ 444,780
35,300 Park-Ohio Holdings Corp. ......................... 848,612
3,000 Perma-Fix Environmental Services Inc. † ... 32,070
3,000 Quest Resource Holding Corp. † ................ 3,570
26,700 Velan Inc. ................................................. 304,216
2,119,958
Electronics — 0 .2%
200 Bel Fuse Inc. , Cl. A ................................... 36,040
1,000 Kopin Corp. † ............................................ 2,250
2,000 Smart Eye AB † ......................................... 11,398
300 Ultralife Corp. † ......................................... 1,956
51,644
Energy and Utilities — 1 .4%
2,400 Capstone Green Energy Holdings Inc. † ...... 13,080
400 Consolidated Water Co. Ltd. ...................... 13,248
3,000 DMC Global Inc. † ..................................... 15,630

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
10,000 Encore Energy Corp. † ............................... $ 18,000
31,000 Fluence Corp. Ltd. † .................................. 1,925
4,800 Innovex International Inc. † ....................... 117,072
6,300 RGC Resources Inc. ................................. 138,915
317,870
Entertainment — 2 .0%
22,000 Borussia Dortmund GmbH & Co. KGaA ..... 77,176
3,000 CuriosityStream Inc. ................................. 8,880
22,000 Reading International Inc. , Cl. A † .............. 24,860
12,500 Reservoir Media Inc. † ............................... 122,375
10,000 Sportech plc † (a) ...................................... 10,688
7,500 Starz Entertainment Corp. † ....................... 86,250
8,000 The Marcus Corp. ..................................... 137,360
467,589
Equipment and Supplies — 1 .1%
4,000 Ilika plc † .................................................. 1,271
5,000 The Eastern Co. ........................................ 101,200
9,000 Titan Machinery Inc. † ............................... 150,480
252,951
Financial Services — 0 .5%
200 Diamond Hill Investment Group Inc. .......... 34,420
200,000 GAM Holding AG † .................................... 26,513
2,000 OceanFirst Financial Corp. ........................ 36,080
10,000 VNV Global AB † ....................................... 19,331
116,344
Food and Beverage — 1 .8%
155,000 China Foods Ltd. ...................................... 73,337
3,700 Corby Spirit and Wine Ltd. , Cl. A ............... 38,354
53,500 Farmer Brothers Co. † ............................... 67,945
4,600 Lifeway Foods Inc. † .................................. 88,964
25,000 SunOpta Inc. † .......................................... 162,000
430,600
Health Care — 2 .4%
5,000 Accendra Health Inc. † ............................... 11,400
43,800 Accuray Inc. † ........................................... 16,999
40,000 Achaogen Inc. † (a) .................................... 0
500 Axogen Inc. † ............................................ 16,565
30,000 Cognition Therapeutics Inc. † .................... 22,785
400 Daxor Corp. † ............................................ 3,888
8,200 Electromed Inc. † ...................................... 191,962
2,700 GRAIL Inc. † ............................................. 139,536
4,000 Harvard Bioscience Inc. † .......................... 19,480
3,500 Lifecore Biomedical Inc. † ......................... 13,020
8,000 Neuronetics Inc. † ..................................... 11,600
5,000 Niagen Bioscience Inc. † ............................ 22,050
2,900 Oncimmune Holdings plc † ........................ 44
1,600 Option Care Health Inc. † ........................... 43,072
2,300 Sight Sciences Inc. † ................................. 8,671
Shares
Market
Value
1,300 Tristel plc ................................................. $ 6,194
600 Utah Medical Products Inc. ....................... 37,194
564,460
Hotels and Gaming — 4 .2%
3,000 Bally's Corp. † ........................................... 28,920
5,500 Canterbury Park Holding Corp. ................. 84,700
20,000 Full House Resorts Inc. † ........................... 45,000
7,000 Genius Sports Ltd. † .................................. 31,010
25,000 Inspired Entertainment Inc. † ..................... 178,250
18,000 Krispy Kreme Inc. ..................................... 61,020
2,000 Nathan's Famous Inc. ............................... 201,460
85,000 Ollamani SAB † ......................................... 347,389
977,749
Machinery — 2 .8%
6,000 CFT SpA † (a) ............................................. 31,901
10,300 L.B. Foster Co. , Cl. A † ............................... 287,370
22,000 Twin Disc Inc. ........................................... 331,540
650,811
Metals and Mining — 9 .4%
15,000 Americas Gold & Silver Corp. † .................. 78,300
128,500 Ampco-Pittsburgh Corp. † ......................... 863,520
2,000 NexMetals Mining Corp. † ......................... 4,900
61,000 NN Inc. † .................................................. 88,450
134,000 Tredegar Corp. † ....................................... 1,065,300
40,000 Western Copper & Gold Corp. † ................. 101,200
2,201,670
Publishing — 0 .9%
24,000 Lee Enterprises Inc. † ................................ 206,640
Real Estate — 0 .4%
150 Capital Properties Inc. , Cl. A ..................... 2,029
27,000 Corem Property Group AB , Cl. B ............... 9,515
7,507 Gyrodyne LLC † ........................................ 55,702
12,000 Orion Properties Inc. , REIT ....................... 25,800
345,000 Trinity Place Holdings Inc. † ...................... 9,487
20,000 Trinity Place Holdings Inc. † (a) .................. 0
102,533
Retail — 1 .1%
3,500 Bassett Furniture Industries Inc. ............... 49,525
2,000 Bowlin Travel Centers Inc. † ....................... 7,880
84,000 Sportsman's Warehouse Holdings Inc. † .... 118,440
2,200 Village Super Market Inc. , Cl. A ................. 92,906
268,751
Specialty Chemicals — 1 .4%
21,000 American Vanguard Corp. † ....................... 52,290
22,000 Arq Inc. † .................................................. 56,320
500 Core Molding Technologies Inc. † .............. 11,200
1,500 Loop Industries Inc. † ............................... 2,145
500 Orion SA .................................................. 3,250

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
78,000 Treatt plc .................................................. $ 202,971
328,176
Telecommunication Services — 0 .9%
5,000 Anterix Inc. † ............................................ 190,950
400 Blackline Safety Corp. † ............................. 2,039
400 Shenandoah Telecommunications Co. ....... 6,168
199,157
TOTAL COMMON STOCKS ........................ 13,343,211
RIGHTS — 0.0%
Health Care — 0.0%
16,000 Epizyme Inc. , CVR † .................................. 320
30,000 Paratek Pharmaceuticals Inc. , CVR † .......... 600
920
TOTAL RIGHTS ......................................... 920
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 43 .2%
$ 10,225,000 U.S. Treasury Bills,
3.545 % to 3.786% †† ,
04/02/26 to 10/01/26 ............................ 10,160,453
TOTAL INVESTMENTS — 100.0%
(Cost $ 21,928,595 ) ............................... $ 23,504,584
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
CVR Contingent Value Right
REIT Real Estate Investment Trust
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 90 .0% $ 21,160,188
Europe .............................. 5 .2 1,212,344
Canada .............................. 2 .6 604,275
Latin America ....................... 1 .5 360,637
Asia/Pacific ......................... 0 .7 167,140
100.0% $ 23,504,584